Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Summary of Earnings per share
The calculation of the earnings per share is detailed below:

Accounts	December 31, 2025	December 31, 2024	December 31, 2023
Numerator:
Profit attributable to owners of the Bank	315,143,929	474,106,223	449,341,296
Profit attributable to owners of the Bank adjusted to reflect the effect of dilution	315,143,929	474,106,223	449,341,296
Denominator:
Weighted average of outstanding ordinary shares for the year	612,710,079	612,710,079	612,710,079
Weighted average of outstanding ordinary shares for the year adjusted to reflect the effect of dilution	612,710,079	612,710,079	612,710,079
Basic earnings per share (in pesos) (1)	514.3443	773.7856	733.3669
Diluted earnings per share (in pesos) (1)	514.3443	773.7856	733.3669
(1)Since BBVA Argentina has not issued financial instruments with a dilutive effect on earnings per share, basic and diluted earnings per share are the same.